Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 465,275	¥ 516,271
Borrowings, secured liabilities	¥ 2,829	¥ 251
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	(0.24%)	(0.09%)
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	6.04%	4.90%
At fair value [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 343,707	¥ 438,805
Guaranteed by CNPC, its fellow subsidiaries and a third party [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 45,463	¥ 65,692